UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

COLT DEPOSITOR III, LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________
Date of Report (Date of earliest event reported) __________________
Commission File Number of securitizer: __________________
Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐
☒	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)
Central Index Key Number of depositor: 0001935056
COLT 2023-1
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable): ________________

Donna Yi (212) 849-9658

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE

REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

COLT DEPOSITOR III, LLC

By:	/s/ Donna Yi
Name: Title:	Donna Yi Vice President

Date:   March 10, 2023

EXHIBIT INDEX

99.1	Canopy Financial Technology Partners LLC (“Canopy”) Narrative
99.2	Canopy Rating Agency Grades Summary Report
99.3	Canopy Rating Agency Grades Detail Report
99.4	Canopy Valuation Report
99.5	Canopy Data Compare Report
99.6	Consolidated Analytics, Inc (“Consolidated”) Narrative
99.7	Consolidated Due Diligence Standard
99.8	Consolidated Grading Summary Report
99.9	Consolidated Valuations Summary Report
99.10	Consolidated Data Compare Report
99.11	Covius Real Estate Services, LLC (“CRES”) Executive Summary
99.12	CRES Exceptions Report
99.13	CRES Grades Report
99.14	CRES Tape Compare Report
99.15	CRES Valuation Report
99.16	Evolve Mortgage Services (“Evolve”) Executive Summary
99.17	Evolve Rating Agency Grades
99.18	Evolve Exception Detail
99.19	Evolve Valuation Report
99.20	Evolve Data Compare
99.21	Selene Diligence LLC (“Selene”) Narrative
99.22	Selene Rating Agency Grades Summary Report
99.23	Selene Standard Findings Report
99.24	Selene Valuation Report
99.25	Selene Data Compare Report